ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	December 31,	December 31,
	2023	2022
Accounts receivable	$3,281,974	4,443,735
Less: allowance for credit losses	(407,480)	(400,262)
Accounts receivable, net	$2,874,494	4,043,473

The movement of the allowance for credit losses was as follows:

	December 31,	December 31,
	2023	2022
Balance as of the beginning of year	$400,262	-
Additions charged to bad debt expense	29,287	491,868
Translation adjustments	(22,069)	(91,606)
Balance as of the end of year	$407,480	400,262

As of December 31, 2023 and 2022, the Company has accounts receivable, net of $2,874,494   and $4,043,473. The aging of account receivables were all less than 30 days. The allowance for doubtful accounts was $407,480 and $400,262 as of December 31, 2023 and 2022.